Subsequent Events (Details Narrative) - Consultant [Member] - $ / shares	Oct. 15, 2018	Sep. 14, 2018	Aug. 15, 2018	Jul. 15, 2018	Jun. 15, 2018	May 15, 2018	Apr. 13, 2018
Number of common stock issued					694	416	1,015
Share issued price per shares					$ 5.76	$ 9.62	$ 3.94
Class A Common Stock [Member]
Number of common stock issued		1,290	806	962
Share issued price per shares		$ 3.10	$ 4.96	$ 4.16
Subsequent Event [Member] | Class A Common Stock [Member]
Number of common stock issued	1,961
Share issued price per shares	$ 2.04